SIGNIFICANT CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Total Revenues from Significant Customers

Total revenues from customers representing 10% or more of total revenues for the respective years, are summarized as follows:

	Year Ended December 31,
	2013	2012	2011
Customer 1	36%	37%	47%
Customer 2	29%	36%	20%
Customer 3	14%	16%	13%
Customer 4	13%	—	12%